Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Argentina [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	$ 52,831	$ 46,028	$ 41,735
Future production costs	(17,350)	(18,294)	(18,683)
Future development costs	(12,278)	(9,090)	(11,136)
Future income tax expenses	(5,758)	(7,594)	(3,396)
10% annual discount for estimated timing of cash flows	(8,185)	(4,787)	(4,013)
Total standardized measure of discounted future net cash flows	9,260	6,263	4,507
Worldwide [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	52,831	46,028	41,735
Future production costs	(17,350)	(18,294)	(18,683)
Future development costs	(12,278)	(9,090)	(11,136)
Future income tax expenses	(5,758)	(7,594)	(3,396)
10% annual discount for estimated timing of cash flows	(8,185)	(4,787)	(4,013)
Total standardized measure of discounted future net cash flows	$ 9,260	$ 6,263	$ 4,507